Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2008
Measurement Input, Risk Free Interest Rate [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Fair value of the conversion feature liability for the debentures and warrant	3	5.04
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant			3.49
Fair value of the conversion feature liability for the debentures and warrant			3.66
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant			4.78
Fair value of the conversion feature liability for the debentures and warrant			4.93
Measurement Input, Expected Dividend Rate [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant
Fair value of the conversion feature liability for the debentures and warrant
Measurement Input, Expected Term [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Fair value of the conversion feature liability for the debentures and warrant	2.58	0.29
Measurement Input, Expected Term [Member] | Minimum [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant			0.14
Fair value of the conversion feature liability for the debentures and warrant			0.13
Measurement Input, Expected Term [Member] | Maximum [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant			2
Fair value of the conversion feature liability for the debentures and warrant			1.98
Measurement Input, Price Volatility [Member] | Minimum [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant			79
Fair value of the conversion feature liability for the debentures and warrant			72
Measurement Input, Price Volatility [Member] | Maximum [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant			91
Fair value of the conversion feature liability for the debentures and warrant			90
Measurement Input, Conversion Price [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant			70
Fair value of the conversion feature liability for the debentures and warrant			70
Measurement Input, Offered Price [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant			15
Fair value of the conversion feature liability for the debentures and warrant			15
Measurement Input, Voluntary Conversion [Member]
Convertible Debentures and Conversion Feature Liability (Details) - Schedule of Fair Value of the Conversion Feature Liability for the Debentures and Warrant [Line Items]
Initial fair value of the conversion feature liability for the debentures and warrant			15
Fair value of the conversion feature liability for the debentures and warrant			15